Summary Of Significant Accounting Policies - Schedule of Series A common stock reflected in the consolidated balance sheet (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Gross proceeds						$ 300,000,000
Less: Proceeds allocated to Public Warrants						(8,100,000)
Less: Series A common stock issuance costs						(16,699,058)
Less: Redemption					$ (276,471,460)
Less:Redemptions (redeemed in December 2023, paid in January 2024)					(29,728,990)
Plus: Remeasurement of carrying value to redemption value	$ 73,483	$ 121,197	$ 1,180,703	$ 2,554,544	4,395,161	33,896,988
Plus: Series A common stock subject to possible redemption	$ 7,487,321	$ 7,413,838			$ 7,292,641	$ 309,097,930